Other Payables and Accrued Liabilities	3 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 6 — Other payables and accrued liabilities

	As of September 30, 2023	As of June 30, 2023
	(Unaudited)
Accrued professional fees(i)	$2,106,464	$398,781
Bonus payable to executive officers(ii)	395,096	—
Total other payables and accrued liabilities	$2,501,560	$398,781

(i)      The balance of accrued professional fees represented amount due to third parties service providers which include audit fee, legal fee and consulting fee related to capital raising, and consulting fee related research and development.

(ii)     Bonus payable to executive officer represents balance payable to the Company’s executive officer in recognition for services they rendered.